STOCK PLAN (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2019	Apr. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for future issuance			5,680,000		5,680,000		5,700,000
Stock based compensation expense			$ 55,051	$ 55,051	$ 252,867	$ 165,153	$ 220,206	$ 27,776
Unrecognized compensation expense			$ 688,000		$ 688,000		$ 1,074,000
Weighted-average period for recognition					2 years 10 months 24 days		3 years 9 months 18 days
Fair value of share price			$ 0.61		$ 0.61		$ 0.61
Expected dividend yield					0.00%		0.00%	0.00%
2017 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares reserved for future issuance			10,000,000		10,000,000		10,000,000
Number of stock options to purchase common stock									0
Exercise price	$ 1.00	$ 0.0001	$ 1.00		$ 1.00
Aggregate fair value of stock options	$ 1,101,028	$ 250	$ 12,200		$ 12,200
Options, vesting period	5 years
2017 Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options to purchase common stock	1,800,000	2,500,000			20,000